Short-Term Investment	6 Months Ended
Apr. 30, 2024
Short-Term Investment [Abstract]
SHORT-TERM INVESTMENT

NOTE 5 – SHORT-TERM INVESTMENT

Short-term investment comprised of the following:

	As of April 30, 2024
	Level 1	Level 2	Level 3	Total
Bank deposits	-	$44,198	-	$44,198
	-	$44,198	-	$44,198

	As of October 31, 2023
	Level 1	Level 2	Level 3	Total
Bank deposits	-	$43,733	-	$43,733
	-	$43,733	-	$43,733